Annual Operating Expenses {- Health Care Portfolio} - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-03 - Health Care Portfolio - Service Class 2	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.89%